Common Stock - Narrative (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Vote $ / shares shares	Sep. 29, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Equity [Abstract]
Common stock, shares authorized (in shares)	440,000	440,000	128,467
Common stock, par value (in usd per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per share | Vote	1
Common stock, shares, issued (in shares)	178,089		108,697
Common stock, shares outstanding (in shares)	178,089		108,697
Dividends | $	$ 0